7. Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
7. Related Party Transactions

Notes and Accounts Payable to Affiliates

The Company has a loan agreement with two of our affiliates, as more fully described in Note 5 – Affiliate Loans.

The Company has loan agreements with the Hoskins Group, as more fully described in Note 5 – SF Loan and Note 4 – Pennsylvania Loans.

The Hoskins Group has a preferred equity interest in the Company, as more fully described in Note 6.

The Company has accepted new investments under the Notes program from employees, managers, members and relatives of managers and members, with $768 outstanding at December 31, 2014. The larger of these investments are detailed below:

	Relationship to	Amount invested as of		Weighted average interest rate as of	Interest earned during the year ended
	Shepherd’s	December 31,	December 31,	December 31,	December 31,
Investor	Finance	2014	2013	2014	2014	2013
Bill Myrick	Independent Manager	$141	$63	7.50%	$9	$1
R. Scott Summers	Son of Independent Manager	100	25	7.56%	6	–
Wallach Family Irrevocable Educational Trust	Trustee is Member	200	–	7.00%	7	4
David and Carole Wallach	Parents of Member	111	100	8.00%	8	4